Commitment and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2008
Operating Leased Assets [Line Items]
Operating leases, Rental expenses	$ 1,000,000	$ 1,800,000	$ 2,500,000
Service agreement fee	111,000
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), expiration date				Sep. 30, 2014
Guarantee on operating lease of Cambridge Interactive Development Corp. ("CIDC"), deposit amount				$ 690,000